Basis of Presentation and General Information, Asset Acquisitions (Details) $ in Thousands				6 Months Ended		12 Months Ended
	Mar. 18, 2026 USD ($) t shares	Dec. 31, 2025 USD ($)	Dec. 04, 2025 USD ($)	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Mar. 31, 2026 USD ($)	Mar. 09, 2026 USD ($)
Basis of Presentation and General Information [Abstract]
Payment made on sale and purchase agreement				$ 12,704	$ 0
Purchase price				$ 4,236	$ 0
Shares issued (in shares) | shares				4,236
Excess Consideration over Acquired Assets [Abstract]
Consideration				$ 42,236
Less: Carrying value of net assets of companies acquired				(18,304)
Excess consideration over acquired assets				$ (23,932)
ABCFL Facility [Member]
Basis of Presentation and General Information [Abstract]
Percentage of construction costs of Newbuilding MR Tanker to be financed				85.00%				85.00%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]				Term Secured Overnight Financing Rate [Member]
Basis spread on variable rate				1.80%
Frequency of periodic payment				quarterly
Installment payment				$ 506
Term of loan				10 years
Purchase obligation								$ 18,200
Additional Paid-in Capital [Member]
Excess Consideration over Acquired Assets [Abstract]
Excess consideration over acquired assets				$ (24,335)
Accumulated Other Comprehensive Income [Member]
Excess Consideration over Acquired Assets [Abstract]
Excess consideration over acquired assets				403
Series G Preferred Shares [Member]
Basis of Presentation and General Information [Abstract]
Shares issued (in shares) | shares	4,236
Contractual Commitments to Shipyard for Newbuilding MR Tanker [Member]
Basis of Presentation and General Information [Abstract]
Contractual commitments				38,420				$ 45,200
Newbuilding Yacht [Member]
Basis of Presentation and General Information [Abstract]
Net assets							$ 18,304
Newbuilding MR Tanker [Member]
Basis of Presentation and General Information [Abstract]
Vessel capacity | t	47,499
Newbuilding MR SPV [Member]
Basis of Presentation and General Information [Abstract]
Purchase price	$ 4,236
Former Parent [Member] | Newbuilding Yacht [Member]
Basis of Presentation and General Information [Abstract]
LOI advance			$ 4,000
Consideration settled		$ 19,500				$ 19,500
Payment made on sale and purchase agreement		$ 15,500		18,500
Roman Explorer Inc. [Member] | Newbuilding Yacht [Member]
Basis of Presentation and General Information [Abstract]
Consideration for Newbuilding Yacht						$ 38,000
CSI [Member]
Basis of Presentation and General Information [Abstract]
Newbuilding monitoring fee				$ 432
Trafigura [Member] | Newbuilding MR Tanker [Member]
Basis of Presentation and General Information [Abstract]
Term of time charter				7 years
Term of time charter extension				4 years